LIBERTY FEDERAL SECURITIES FUND

                Supplement to Prospectuses dated January 1, 2003

The section MANAGING THE FUND; Portfolio Managers is revised in its entirety as follows:

Ann T. Peterson, a vice president of Columbia, is the manager for the Fund, and has managed or co-managed the Fund since September, 2000. Since 1993, she has served as a manager or co-manager of various other taxable income funds for Columbia.



760-36/590O-0603                                                   July 1, 2003